DoubleLine Shiller Enhanced International CAPE
®
Schedule of Investments
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ S ECURITY D ESCRIPTION R ATE M ATURITY V ALUE $
a a a a a
ASSET BACKED OBLIGATIONS - 7.9%
Affirm, Inc.
150,000 Series 2025-1A-B
(a)
................................................... 5.13% 2/15/2033 150,374
39,407 Series 2025-X2-A
(a)
................................................... 4.45% 10/15/2030 39,438
AmeriCredit Automobile Receivables Trust
33,751 Series 2026-1-A1
(a)
................................................... 3.99% 3/18/2027 33,754
AutoNation Finance Trust
95,301 Series 2026-1A-A2
(a)
.................................................. 3.95% 1/11/2029 95,180
CarMax Auto Owner Trust
100,000 Series 2026-1-A3 .................................................... 4.04% 3/17/2031 99,334
Commonbond Student Loan Trust
219,684 Series 2017-BGS-B
(a)
................................................. 3.26% 9/25/2042 182,351
DigitalBridge Group, Inc.
250,000 Series 2023-1A-A2A
(a)
................................................. 5.00% 9/15/2048 247,655
Mosaic Solar Loans LLC
289,263 Series 2021-3A-A
(a)
................................................... 1.44% 6/20/2052 239,635
National Collegiate Student Loan Trust
117,447 Series 2006-1-A5 (1 mo. Term SOFR + 0.46%, 0.00% Floor) ...................... 4.11% 3/25/2033 117,088
Navient Student Loan Trust
147,113 Series 2018-A-B
(a)
.................................................... 3.68% 2/18/2042 145,335
SOFI Consumer Loan Program Trust
49,694 Series 2025-1-A
(a)
.................................................... 4.80% 2/27/2034 49,772
150,000 Series 2025-2-B
(a)
.................................................... 4.97% 6/25/2034 150,394
150,000 Series 2025-4-B
(a)
.................................................... 4.60% 8/25/2035 149,373
87,353 Series 2026-1-A
(a)
.................................................... 4.06% 12/26/2035 87,100
92,286 Series 2026-2-A
(a)
.................................................... 4.27% 3/25/2036 92,189
Switch Ltd.
100,000 Series 2026-1A-A21
(a)
................................................. 5.61% 3/27/2056 100,528
Tesla Sustainable Energy Trust
81,155 Series 2024-1A-A2
(a)
.................................................. 5.08% 6/21/2050 81,189
Upstart Securitization Trust
150,000 Series 2026-1-A2
(a)
................................................... 4.30% 3/20/2036 149,492
150,000 Series 2026-3-A2
(a)
................................................... 4.77% 7/20/2036 150,343
Wendy's SPV Guarantor LLC
84,149 Series 2018-1A-A2II
(a)
................................................. 3.88% 3/15/2048 82,282
Westlake Automobile Receivables Trust
150,000 Series 2026-1A-A2A
(a)
................................................. 4.02% 9/15/2028 149,859
Total Asset Backed Obligations
(Cost $2,613,589) 2,592,665
COLLATERALIZED LOAN OBLIGATIONS - 8.6%
Apidos CLO
500,000 Series 2022-39A-A1R (3 mo. Term SOFR + 1.23%, 1.23% Floor)
(a)
.................. 4.90% 10/21/2038 500,700
Carlyle Global Market Strategies
500,000 Series 2023-3A-A1R (3 mo. Term SOFR + 1.23%, 1.23% Floor)
(a)
................... 4.90% 10/15/2038 500,696
CBAMR Ltd.
500,000 Series 2017-2A-A1RR (3 mo. Term SOFR + 1.32%, 1.32% Floor)
(a)
.................. 5.01% 4/17/2039 501,088
Highbridge Loan Management Ltd.
323,838 Series 3A-2014-CR (3 mo. Term SOFR + 3.86%, 3.60% Floor)
(a)
................... 7.54% 7/18/2029 323,986
RR Ltd./Cayman Islands
500,000 Series 2021-14A-A1 (3 mo. Term SOFR + 1.38%, 1.38% Floor)
(a)
................... 5.05% 4/15/2036 500,361
Sound Point CLO Ltd.
500,000 Series 2019-2A-AR (3 mo. Term SOFR + 1.43%, 1.17% Floor)
(a)
.................... 5.10% 7/15/2034 500,346
Total Collateralized Loan Obligations
(Cost $2,824,343) 2,827,177

DoubleLine Shiller Enhanced International CAPE
®
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

P RINCIPAL
A MOUNT $ S ECURITY D ESCRIPTION R ATE M ATURITY V ALUE $
a a a a a
FOREIGN CORPORATE BONDS - 2.5%
61,000 ArcelorMittal SA ..................................................... 4.25% 7/16/2029 60,140
24,000 Avolon Holdings Funding Ltd.
(a)
........................................... 6.38% 5/4/2028 24,626
59,000 Avolon Holdings Funding Ltd.
(a)
........................................... 5.38% 5/30/2030 59,611
59,000 Bank of Montreal (SOFR + 1.25%) ........................................ 4.64% 9/10/2030 58,852
11,000 BAT Capital Corp. .................................................... 4.91% 4/2/2030 11,057
25,000 BAT International Finance PLC ........................................... 5.93% 2/2/2029 25,772
86,000 Canadian Imperial Bank of Commerce (SOFR + 0.60%) ......................... 4.24% 9/8/2028 85,737
62,000 Canadian Pacific Railway Co. ............................................ 4.80% 3/30/2030 62,335
58,000 Cenovus Energy, Inc. ................................................. 4.65% 3/20/2031 57,279
111,000 Element Fleet Management Corp.
(a)
....................................... 5.04% 3/25/2030 111,652
9,000 Element Fleet Management Corp.
(a)
....................................... 4.64% 11/24/2030 8,892
12,000 Enbridge, Inc. ....................................................... 6.00% 11/15/2028 12,369
35,000 Rio Tinto Finance USA PLC ............................................. 4.88% 3/14/2030 35,339
43,000 Royal Bank of Canada (SOFR + 0.86%) .................................... 4.49% 10/18/2028 43,155
66,000 Suzano Austria GmbH ................................................. 3.75% 1/15/2031 62,027
64,000 Triton Container International Ltd.
(a)
........................................ 3.15% 6/15/2031 57,987
57,000 Vale Overseas Ltd. ................................................... 3.75% 7/8/2030 54,360
Total Foreign Corporate Bonds
(Cost $834,795) 831,190
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 12.7%
280 Park Avenue Mortgage Trust
100,000 Series 2017-280P-A (1 mo. Term SOFR + 1.18%, 1.13% Floor)
(a)
................... 4.79% 9/15/2034 99,884
ACRES Commercial Realty Ltd.
94,587 Series 2025-FL3-A (1 mo. Term SOFR + 1.62%, 1.62% Floor)
(a)
.................... 5.26% 8/18/2040 94,814
Arbor Realty Trust, Inc.
1,600,718 Series 2021-MF2-XA
(a)(b)(c)
.............................................. 1.20% 6/15/2054 64,620
ARDN Mortgage Trust
100,000 Series 2025-ARCP-A (1 mo. Term SOFR + 1.75%, 1.75% Floor)
(a)
.................. 5.38% 6/15/2035 100,184
AREIT Trust
19,917 Series 2022-CRE6-A (30 day avg SOFR US + 1.25%, 1.25% Floor)
(a)
................ 4.86% 1/20/2037 19,944
BANK
2,565,178 Series 2021-BN36-XA
(b)(c)
............................................... 0.96% 9/15/2064 75,730
BANK5 Trust
100,000 Series 2023-5YR2-A3
(c)
................................................ 6.66% 7/15/2056 102,903
Barclays Commercial Mortgage Trust
1,959,064 Series 2025-5C34-XA
(b)(c)
............................................... 1.39% 5/15/2058 77,768
BDS Ltd.
100,000 Series 2025-FL15-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)
(a)
................... 5.04% 3/19/2043 100,026
100,000 Series 2026-FL17-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)
(a)
................... 4.99% 5/19/2043 100,276
Benchmark Mortgage Trust
4,125,516 Series 2018-B2-XA
(b)(c)
................................................. 0.57% 2/15/2051 19,963
2,271,000 Series 2021-B26-XB
(a)(b)(c)
............................................... 0.64% 6/15/2054 59,401
1,708,078 Series 2021-B28-XA
(b)(c)
................................................ 1.33% 8/15/2054 75,794
93,971 Series 2026-B42-A1 .................................................. 4.22% 3/15/2059 93,074
1,191,460 Series 2026-V20-XA
(b)(c)
................................................ 1.44% 2/15/2059 59,266
Blackstone Mortgage Trust, Inc.
22,355 Series 2021-FL4-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)
(a)
.................... 5.05% 5/15/2038 22,371
BrightSpire Capital, Inc.
100,000 Series 2024-FL2-A (1 mo. Term SOFR + 1.95%, 1.95% Floor)
(a)
.................... 5.58% 8/19/2037 100,211
BSPRT Co-Issuer LLC
100,000 Series 2026-FL13-A (1 mo. Term SOFR + 1.50%, 1.50% Floor)
(a)
................... 5.14% 10/18/2043 100,236
BX Trust
95,026 Series 2021-ACNT-C (1 mo. Term SOFR + 1.61%, 1.50% Floor)
(a)
.................. 5.24% 11/15/2038 95,041
100,000 Series 2022-LBA6-C (1 mo. Term SOFR + 1.60%, 1.60% Floor)
(a)
................... 5.23% 1/15/2039 100,064
104,070 Series 2024-AIRC-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)
(a)
................... 5.32% 8/15/2041 104,576
100,000 Series 2026-ALOHA-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)
(a)
................. 4.98% 4/15/2043 100,204
50,000 Series 2026-CSMO-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)
(a)
.................. 5.03% 2/15/2043 50,178
36,168 Series 2026-XL6-A (1 mo. Term SOFR + 1.20%, 1.20% Floor)
(a)
.................... 4.83% 3/15/2043 36,213
BXP Trust
100,000 Series 2017-GM-A
(a)
.................................................. 3.38% 6/13/2039 98,573

DoubleLine Shiller Enhanced International CAPE
®
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
CFCRE Commercial Mortgage Trust
100,000 Series 2016-C7-A3 ................................................... 3.84% 12/10/2054 99,585
Citigroup/Deutsche Bank Commercial Mortgage Trust
100,000 Series 2016-C1-B
(c)
................................................... 4.20% 5/10/2049 94,254
Commercial Mortgage Pass Through Certificates
5,899,257 Series 2015-LC21-XD
(a)(b)(c)
.............................................. 1.14% 7/10/2048 156
Commercial Mortgage Trust
2,400,000 Series 2021-PF1-XD
(a)(b)(c)
.............................................. 1.22% 11/15/2054 116,532
Extended Stay America Trust
28,108 Series 2026-ESH2-A (1 mo. Term SOFR + 1.20%, 1.20% Floor)
(a)
................... 4.83% 2/15/2043 28,177
FS Commercial Mortgage Trust
50,000 Series 2026-HULA-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)
(a)
.................. 5.08% 3/15/2041 50,182
FS Rialto
15,469 Series 2021-FL2-A (1 mo. Term SOFR + 1.58%, 1.58% Floor)
(a)
.................... 5.22% 5/16/2038 15,489
35,904 Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)
(a)
.................... 5.00% 11/16/2036 35,994
100,000 Series 2026-FL11-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)
(a)
................... 5.09% 1/19/2044 100,190
Great Wolf Trust
100,000 Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)
(a)
.................. 5.17% 3/15/2039 100,311
GS Mortgage Securities Corp. II
2,822,913 Series 2016-GS4-XA
(b)(c)
............................................... 0.57% 11/10/2049 162
INCREF LLC
100,000 Series 2026-FL2-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)
(a)
.................... 5.12% 12/19/2043 100,124
LoanCore
1,122 Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)
(a)
.................. 5.04% 11/15/2038 1,125
100,000 Series 2025-CRE9-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)
(a)
.................. 5.09% 8/18/2042 100,259
MF1 Multifamily Housing Mortgage Loan Trust
33,149 Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)
(a)
.................... 4.99% 2/19/2037 33,190
33,310 Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)
(a)
.................... 5.79% 6/19/2037 33,360
100,000 Series 2026-FL21-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)
(a)
................... 4.99% 2/18/2041 100,157
100,000 Series 2026-FL22-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)
(a)
................... 5.04% 11/18/2043 100,208
Morgan Stanley Bank of America Merrill Lynch Trust
4,953,748 Series 2017-C34-XE
(a)(b)(c)
............................................... 1.01% 11/15/2052 52,642
NYO Commercial Mortgage Trust
50,000 Series 2021-1290-A1 (1 mo. Term SOFR + 1.21%, 1.10% Floor)
(a)
.................. 4.84% 11/15/2038 50,049
PFP III Ltd.
90,000 Series 2026-13-A (1 mo. Term SOFR + 1.50%, 1.50% Floor)
(a)
..................... 5.14% 8/18/2043 90,180
SFO Commerical Mortgage Trust
100,000 Series 2021-555-A (1 mo. Term SOFR + 1.51%, 1.15% Floor)
(a)
.................... 5.14% 5/15/2038 100,019
SG Commercial Mortgage Securities LLC
317,637 Series 2016-C5-XA
(b)(c)
................................................. 1.81% 10/10/2048 14
SLG Office Trust
18,169,000 Series 2021-OVA-X
(a)(b)(c)
............................................... 0.26% 7/15/2041 186,165
SMRT
100,000 Series 2022-MINI-C (1 mo. Term SOFR + 1.55%, 1.55% Floor)
(a)
................... 5.18% 1/15/2039 99,929
SREIT Trust
100,000 Series 2021-MFP2-A (1 mo. Term SOFR + 0.94%, 0.82% Floor)
(a)
.................. 4.56% 11/15/2036 99,979
TPG Real Estate Finance Issuer Ltd.
100,000 Series 2025-FL6-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)
(a)
.................... 5.17% 9/18/2042 100,366
UBS Commercial Mortgage Trust
5,378,000 Series 2017-C3-XB
(b)(c)
................................................. 0.51% 8/15/2050 26,294
Wells Fargo Commercial Mortgage Trust
135,921 Series 2015-NXS2-XA
(b)(c)
.............................................. 0.00% 7/15/2058 1
153,196 Series 2018-C43-A3 .................................................. 3.75% 3/15/2051 151,346
2,330,241 Series 2018-C48-XA
(b)(c)
................................................ 1.10% 1/15/2052 41,001
77,828 Series 2019-C53-ASB ................................................. 2.96% 10/15/2052 76,332
822,917 Series 2021-C59-XA
(b)(c)
................................................ 1.59% 4/15/2054 42,716
Total Non-Agency Commercial Mortgage Backed Obligations
(Cost $5,565,074) 4,177,802

DoubleLine Shiller Enhanced International CAPE
®
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ S ECURITY D ESCRIPTION R ATE M ATURITY V ALUE $
a a a a a
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 12.2%
AJAX Mortgage Loan Trust
128,926 Series 2021-C-A
(a)(d)
.................................................. 6.12% 1/25/2061 129,128
Chase Mortgage Finance Corp.
504,288 Series 2006-A1-2A2
(c)
................................................. 4.92% 9/25/2036 446,495
Citigroup Mortgage Loan Trust, Inc.
28,198 Series 2006-AR2-1A2
(c)
................................................ 4.93% 3/25/2036 28,022
COLT Funding LLC
372,970 Series 2021-HX1-A1
(a)(c)
................................................ 1.11% 10/25/2066 321,112
Countrywide Alternative Loan Trust
310,693 Series 2007-9T1-1A6 ................................................. 6.00% 5/25/2037 146,487
Credit Suisse Mortgage Capital Certificates
547,259 Series 2022-NQM1-A1
(a)(c)
.............................................. 3.27% 11/25/2066 497,315
Deutsche ALT-A Securities, Inc.
250,357 Series 2006-AR6-A6 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 10.50% Cap) .......... 4.14% 2/25/2037 225,026
Lehman XS Trust
112,476 Series 2007-6-2A1 (1 mo. Term SOFR + 0.53%, 0.42% Floor) ..................... 4.18% 5/25/2037 99,820
Merrill Lynch Alternative Note Asset
740,659 Series 2007-OAR5-1A1
(c)
............................................... 3.29% 10/25/2047 175,878
Merrill Lynch Mortgage Backed Securities Trust
727,154 Series 2007-2-1A1 (1 yr. CMT Rate + 2.40%, 2.40% Floor) ....................... 6.20% 8/25/2036 626,279
Onslow Bay Mortgage Loan Trust
136,751 Series 2020-EXP2-A3
(a)(c)
............................................... 2.50% 5/25/2060 115,305
RALI Trust
543,318 Series 2007-QS8-A3 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap) ........... 4.36% 6/25/2037 409,902
Starwood Mortgage Residential Trust
165,792 Series 2020-2-M1E
(a)
.................................................. 3.00% 4/25/2060 165,014
266,842 Series 2021-5-A1
(a)(c)
.................................................. 1.92% 9/25/2066 228,110
Velocity Commercial Capital Loan Trust
85,964 Series 2018-2-A
(a)(c)
................................................... 4.05% 10/26/2048 84,083
352,635 Series 2021-2-M2
(a)(c)
.................................................. 2.20% 8/25/2051 286,592
Total Non-Agency Residential Collateralized Mortgage Obligations
(Cost $4,937,734) 3,984,568
US CORPORATE BONDS - 13.9%
45,000 Agree LP .......................................................... 2.90% 10/1/2030 41,780
59,000 Airbnb, Inc. ........................................................ 4.40% 3/16/2029 58,709
8,000 Altria Group, Inc. ..................................................... 6.20% 11/1/2028 8,278
24,000 Altria Group, Inc. ..................................................... 4.50% 8/6/2030 23,822
72,000 American Electric Power Co., Inc. ......................................... 5.20% 1/15/2029 73,107
90,000 American Express Co. (SOFR + 1.26%) .................................... 4.73% 4/25/2029 90,255
113,000 American Tower Corp. ................................................. 4.90% 3/15/2030 113,550
42,000 Amgen, Inc. ........................................................ 4.20% 2/19/2031 41,196
59,000 Augusta SpinCo Corp. ................................................. 4.40% 3/23/2029 58,595
5,000 Avery Dennison Corp. ................................................. 4.88% 12/6/2028 5,023
4,000 Aviation Capital Group LLC
(a)
............................................ 6.25% 4/15/2028 4,094
58,000 Aviation Capital Group LLC
(a)
............................................ 4.80% 10/24/2030 57,458
50,000 Bank of America Corp. (SOFR + 0.83%) .................................... 4.98% 1/24/2029 50,281
28,000 Bank of America Corp. (SOFR + 1.00%) .................................... 5.16% 1/24/2031 28,385
40,000 Biogen, Inc. ........................................................ 5.05% 1/15/2031 40,503
58,000 Black Hills Corp. ..................................................... 4.55% 1/31/2031 57,144
16,000 Boardwalk Pipelines LP ................................................ 4.45% 7/15/2027 15,979
8,000 Brown & Brown, Inc. .................................................. 4.70% 6/23/2028 7,999
7,000 Brown & Brown, Inc. .................................................. 4.50% 3/15/2029 6,953
27,000 Bunge Ltd. Finance Corp. .............................................. 4.20% 9/17/2029 26,684
25,000 Cardinal Health, Inc. .................................................. 5.13% 2/15/2029 25,306
15,000 CenterPoint Energy, Inc. ............................................... 5.40% 6/1/2029 15,320
42,000 Charles Schwab Corp. (SOFR + 0.94%) .................................... 4.34% 11/14/2031 41,320
40,000 Cheniere Energy Partners LP ............................................ 4.50% 10/1/2029 39,744
30,000 Citigroup, Inc. (SOFR + 0.87%) .......................................... 4.79% 3/4/2029 30,078
74,000 Citigroup, Inc. (SOFR + 1.34%) .......................................... 4.54% 9/19/2030 73,491
29,000 Citigroup, Inc. (SOFR + 1.17%) .......................................... 4.50% 9/11/2031 28,629

DoubleLine Shiller Enhanced International CAPE
®
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
59,000 CNH Industrial Capital LLC ............................................. 4.50% 10/16/2030 58,143
40,000 Constellation Energy Generation LLC ...................................... 3.90% 1/8/2028 39,669
109,000 CubeSmart LP ...................................................... 4.38% 2/15/2029 108,126
12,000 Darden Restaurants, Inc. ............................................... 4.35% 10/15/2027 11,965
7,000 DCP Midstream Operating LP ............................................ 5.13% 5/15/2029 7,080
35,000 Dell International LLC / EMC Corp. ........................................ 4.50% 2/15/2031 34,524
7,000 Devon Energy Corp. .................................................. 5.25% 10/15/2027 7,001
30,000 Dominion Energy, Inc. ................................................. 5.00% 6/15/2030 30,346
8,000 DT Midstream, Inc.
(a)
.................................................. 4.13% 6/15/2029 7,842
58,000 DTE Energy Co. ..................................................... 5.20% 4/1/2030 58,854
44,000 Energy Transfer LP ................................................... 6.05% 12/1/2026 44,286
36,000 Equifax, Inc. ........................................................ 4.80% 9/15/2029 36,058
50,000 Equinix Europe 2 Financing Corp. LLC ..................................... 4.60% 11/15/2030 49,434
18,000 ERAC USA Finance LLC
(a)
.............................................. 4.50% 10/30/2029 17,881
50,000 Essential Properties LP ................................................ 2.95% 7/15/2031 45,219
28,000 Essential Utilities, Inc. ................................................. 4.80% 8/15/2027 28,092
2,000 Essential Utilities, Inc. ................................................. 3.57% 5/1/2029 1,941
51,000 Evergy Kansas Central, Inc. ............................................. 4.70% 3/13/2028 51,109
4,000 Evergy , Inc. ........................................................ 4.25% 3/15/2029 3,956
32,000 Exelon Corp. ....................................................... 5.15% 3/15/2029 32,442
115,000 Extra Space Storage LP ............................................... 5.50% 7/1/2030 117,712
61,000 Ferguson Enterprises, Inc. .............................................. 4.35% 3/15/2031 59,922
2,000 FirstEnergy Transmission LLC ........................................... 4.55% 1/15/2030 1,986
26,000 GATX Corp. ........................................................ 4.70% 4/1/2029 25,979
26,000 GATX Corp. ........................................................ 4.00% 6/30/2030 25,342
25,000 GE HealthCare Technologies, Inc. ......................................... 4.15% 12/15/2028 24,781
72,000 GE HealthCare Technologies, Inc. ......................................... 4.80% 8/14/2029 72,393
26,000 Goldman Sachs Group, Inc. (SOFR + 0.90%) ................................. 4.15% 10/21/2029 25,636
12,000 Goldman Sachs Group, Inc. (SOFR + 0.96%) ................................. 4.52% 1/21/2032 11,776
7,000 Hubbell, Inc. ........................................................ 4.65% 6/15/2031 6,974
36,000 Hyundai Capital America
(a)
.............................................. 4.55% 9/26/2029 35,733
45,000 Hyundai Capital America
(a)
.............................................. 5.40% 6/24/2031 45,664
22,000 Illumina, Inc. ........................................................ 4.65% 9/9/2026 22,008
26,000 Jacobs Solutions, Inc. ................................................. 4.75% 3/3/2031 25,778
59,000 JPMorgan Chase & Co. (SOFR + 0.92%) .................................... 4.55% 4/22/2028 59,215
36,000 JPMorgan Chase & Co. (SOFR + 0.80%) .................................... 4.92% 1/24/2029 36,181
133,000 JPMorgan Chase & Co. (3 mo. Term SOFR + 1.42%) ........................... 3.70% 5/6/2030 129,365
25,000 Kinder Morgan, Inc. ................................................... 5.00% 2/1/2029 25,230
36,000 Laboratory Corp. of America Holdings ...................................... 4.35% 4/1/2030 35,527
61,000 Laboratory Corp. of America Holdings ...................................... 2.70% 6/1/2031 55,417
29,000 M&T Bank Corp. (SOFR + 0.93%) ......................................... 4.83% 1/16/2029 29,064
36,000 Marriott International, Inc./MD ............................................ 4.80% 3/15/2030 36,168
62,000 Mars, Inc.
(a)
........................................................ 4.80% 3/1/2030 62,197
56,000 MasTec , Inc.
(a)
...................................................... 4.50% 8/15/2028 55,473
58,000 Molex Electronic Technologies LLC
(a)
....................................... 4.75% 4/30/2028 58,079
60,000 Morgan Stanley (SOFR + 0.96%) ......................................... 4.56% 4/10/2030 59,627
51,000 MPLX LP .......................................................... 4.80% 2/15/2029 51,121
4,000 New York Life Global Funding
(a)
.......................................... 4.70% 1/29/2029 4,010
51,000 Niagara Mohawk Power Corp.
(a)
.......................................... 4.65% 10/3/2030 50,680
50,000 NiSource, Inc. ....................................................... 5.20% 7/1/2029 50,789
8,000 NiSource, Inc. ....................................................... 4.75% 5/18/2031 7,970
58,000 Northrop Grumman Corp. .............................................. 4.65% 7/15/2030 58,145
51,000 Northrop Grumman Systems Corp. ........................................ 7.75% 2/15/2031 57,431
47,000 Omega Healthcare Investors, Inc. ......................................... 4.75% 1/15/2028 47,006
25,000 Otis Worldwide Corp. .................................................. 4.49% 5/7/2029 24,915
22,000 Paychex, Inc. ....................................................... 5.10% 4/15/2030 22,195
58,000 Penske Truck Leasing Co. LP / PTL Finance Corp.
(a)
............................ 5.25% 2/1/2030 58,718
52,000 Phillips Edison Grocery Center Operating Partnership I LP ........................ 2.63% 11/15/2031 46,382
14,000 Pinnacle West Capital Corp. ............................................. 4.90% 5/15/2028 14,055
12,000 Pinnacle West Capital Corp. ............................................. 4.65% 6/1/2029 12,004
41,000 Progressive Corp. .................................................... 4.60% 3/26/2031 40,884
56,000 Public Service Enterprise Group, Inc. ...................................... 5.88% 10/15/2028 57,458
29,000 Quanta Services, Inc. ................................................. 4.50% 1/15/2031 28,660
16,000 Quest Diagnostics, Inc. ................................................ 4.20% 6/30/2029 15,830
52,000 Republic Services, Inc. ................................................ 4.75% 7/15/2030 52,323
15,000 Roper Technologies, Inc. ............................................... 4.25% 9/15/2028 14,891
52,000 Royal Caribbean Cruises Ltd.
(a)
........................................... 5.63% 9/30/2031 52,452
59,000 Royalty Pharma PLC .................................................. 4.45% 3/25/2031 58,034
29,000 Ryder System, Inc. ................................................... 4.30% 12/1/2030 28,617
22,000 Sonoco Products Co. ................................................. 4.45% 9/1/2026 22,002

DoubleLine Shiller Enhanced International CAPE
®
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
6,000 Southern Co. Gas Capital Corp. .......................................... 4.05% 9/15/2028 5,939
23,000 Southern Power Co. .................................................. 4.25% 10/1/2030 22,602
43,000 Store Capital LLC .................................................... 4.95% 2/11/2031 42,467
24,000 Sysco Corp. ........................................................ 5.10% 9/23/2030 24,236
60,000 Targa Resources Corp. ................................................ 4.35% 4/15/2031 58,635
45,000 Targa Resources Partners LP / Targa Resources Partners Finance Corp. ............. 5.50% 3/1/2030 45,380
30,000 Textron, Inc. ........................................................ 3.90% 9/17/2029 29,263
107,000 T-Mobile USA, Inc. ................................................... 3.50% 4/15/2031 101,001
107,000 Truist Financial Corp. (SOFR + 2.45%) ..................................... 7.16% 10/30/2029 112,713
30,000 Uber Technologies, Inc. ................................................ 4.15% 1/15/2031 29,312
8,000 Verisk Analytics, Inc. .................................................. 4.45% 3/15/2031 7,837
43,000 Wells Fargo & Co. (SOFR + 1.07%) ....................................... 4.70% 4/22/2028 43,187
29,000 Wells Fargo & Co. (SOFR + 0.72%) ....................................... 4.58% 5/20/2029 28,933
61,000 Wells Fargo & Co. (SOFR + 1.79%) ....................................... 6.30% 10/23/2029 63,109
53,000 Wells Fargo & Co. (SOFR + 1.50%) ....................................... 5.15% 4/23/2031 53,565
5,000 Western Midstream Operating LP ......................................... 6.35% 1/15/2029 5,173
36,000 Western Midstream Operating LP ......................................... 4.05% 2/1/2030 34,886
61,000 Westinghouse Air Brake Technologies Corp. .................................. 4.90% 5/29/2030 61,403
37,000 Williams Cos., Inc. ................................................... 4.80% 11/15/2029 37,156
Total US Corporate Bonds
(Cost $4,577,394) 4,564,247
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 8.2%
Federal Home Loan Mortgage Corp.
170,759 Pool SD8342 ....................................................... 5.50% 7/1/2053 172,601
624,864 Pool SL2841 ....................................................... 5.50% 8/1/2053 631,466
Federal National Mortgage Association
262,430 Pool FA4738 ....................................................... 6.00% 6/1/2055 272,084
1,103,400 Series 2013-92-FA (30 day avg SOFR US + 0.66%, 0.55% Floor, 6.50% Cap) .......... 4.29% 9/25/2043 1,098,237
508,719 Series 2024-67-FA (30 day avg SOFR US + 1.17%, 1.17% Floor, 6.50% Cap) .......... 4.80% 9/25/2054 511,197
Total US Government and Agency Mortgage Backed Obligations
(Cost $2,655,536) 2,685,585
US GOVERNMENT AND AGENCY OBLIGATIONS - 15.9%
280,731 United States Treasury Inflation Indexed Bonds ............................... 2.38% 1/15/2027 280,033
342,046 United States Treasury Inflation Indexed Notes ............................... 0.13% 4/15/2027 335,392
292,292 United States Treasury Inflation Indexed Notes ............................... 1.63% 10/15/2027 290,935
1,700,000 United States Treasury Notes ........................................... 3.50% 10/31/2027 1,685,523
1,000,000 United States Treasury Notes
(e)
.......................................... 3.50% 11/15/2028 985,059
1,900,000 United States Treasury Notes
(e)
.......................................... 0.88% 11/15/2030 1,650,180
Total US Government and Agency Obligations
(Cost $5,261,599) 5,227,122
SHARES
AFFILIATED MUTUAL FUNDS - 2.0%
72,135
American Beacon DoubleLine Floating Rate Fund - Class Y ....................... 641,277
Total Affiliated Mutual Funds
(Cost $686,722) 641,277
R ATE
SHORT TERM INVESTMENTS - 17.4%
1,947,768
BNY Dreyfus Government Cash Management - Institutional
(f)
...................... 3.54% 1,947,768
1,890,481
MSILF Government Portfolio - Institutional
(f)
.................................. 3.56% 1,890,481

DoubleLine Shiller Enhanced International CAPE
®
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

SHARES SECURITY DESCRIPTION RATE VALUE $
a a a a a
1,890,481
Northern Institutional Funds -Treasury Portfolio - SHR
(f)
.......................... 3.56% 1,890,481
Total Short Term Investments
(Cost $5,728,730) 5,728,730
Total Investments - 101.3%
(Cost $35,685,516) 33,260,363
Other Liabilities in Excess of Assets - (1.3)% (417,783)
NET ASSETS - 100.0%
$32,842,580
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2026, the value of these securities total 10,944,727 or 33.32% of the Fund’s net assets.
(b) Interest only security
(c) Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(d) Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(e) All or a portion of security has been pledged as collateral.
(f) Seven-day yield as of period end.
CMT Constant Maturity Treasury Rate
MSILF Morgan Stanley Institutional Liquidity Funds
SOFR Secured Overnight Financing Rate
INVESTMENT BREAKDOWN as a % of Net Assets:
Short Term Investments ........................................................................................ 17.4%
US Government and Agency Obligations ............................................................................ 15.9%
Non-Agency Commercial Mortgage Backed Obligations ................................................................. 12.7%
Non-Agency Residential Collateralized Mortgage Obligations .............................................................. 12.2%
Collateralized Loan Obligations .................................................................................. 8.6%
US Government and Agency Mortgage Backed Obligations ............................................................... 8.2%
Asset Backed Obligations ...................................................................................... 7.9%
Banks .................................................................................................... 3.2%
Affiliated Mutual Funds ........................................................................................ 2.0%
REITS .................................................................................................... 1.9%
Electric ................................................................................................... 1.6%
Pipelines .................................................................................................. 1.2%
Diversified Financial Services .................................................................................... 0.8%
Commercial Services ......................................................................................... 0.8%
Biotechnology ............................................................................................... 0.5%
Healthcare-Products .......................................................................................... 0.5%
Machinery-Diversified ......................................................................................... 0.4%
Aerospace/Defense ........................................................................................... 0.3%
Iron/Steel .................................................................................................. 0.3%
Trucking & Leasing ........................................................................................... 0.3%
Healthcare-Services .......................................................................................... 0.3%
Telecommunications .......................................................................................... 0.3%
Agriculture ................................................................................................. 0.3%
Transportation .............................................................................................. 0.3%
Internet ................................................................................................... 0.3%
Food ..................................................................................................... 0.3%
Auto Manufacturers ........................................................................................... 0.2%
Engineering & Construction ..................................................................................... 0.2%
Retail .................................................................................................... 0.2%
Gas ...................................................................................................... 0.2%
Oil & Gas .................................................................................................. 0.2%
Forest Products & Paper ....................................................................................... 0.2%
Insurance .................................................................................................. 0.2%
Electrical Components & Equipments .............................................................................. 0.2%
Leisure Time ............................................................................................... 0.2%
Environmental Control ......................................................................................... 0.2%
Software .................................................................................................. 0.1%
Lodging ................................................................................................... 0.1%
Mining .................................................................................................... 0.1%
Computers ................................................................................................. 0.1%
Water .................................................................................................... 0.1%
Miscellaneous Manufacturing .................................................................................... 0.1%
Pharmaceuticals ............................................................................................. 0.1%

DoubleLine Shiller Enhanced International CAPE
®
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

Packaging & Containers ....................................................................................... 0.1%
Electronics ................................................................................................. 0.0%
(a)
Household Products/Wares ..................................................................................... 0.0%
(a)
Other Assets and Liabilities ..................................................................................... (1.3)%
Net Assets ................................................................................................. 100.0%
(a) Represents less than 0.05% of net assets.
Swap Agreements
Excess Return Swaps
Reference Entity Counterparty
Long/
Short
Financing
Rate
Payment
Frequency
Termination
Date Notional Amount Value
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
Shiller Barclays CAPE®
Europe Sector Net
ER NoC Index
(1)
BNP Paribas Securities
Corp. Long 0.20% Termination 03/17/2027 EUR 12,200,002 $ 650,810 $ – $ 650,810
Shiller Barclays CAPE®
Europe Sector Net
ER NoC Index
(1)
BNP Paribas Securities
Corp. Long 0.20% Termination 06/23/2027 EUR 16,000,000 (222,079) – (222,079)
$ 428,731 $ – $ 428,731
(1) Shiller Barclays CAPE
®
Europe Sector Net ER NoC Index aims to provide notional long exposure to the top four European equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE
®
Ratio (the “Relative CAPE
®
Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each European sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of June 30, 2026, is available on the Barclays Capital, Inc. website at
https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIIESAE.
EUR Euro
Forward Currency Exchange Contracts
Settlement Date Counterparty Currency to be Delivered Value Currency to be Received Value
Unrealized
Appreciation
(Depreciation)
10/07/2026 J.P. Morgan Securities, Inc. 1,500,000 EUR $ 1,721,032 1,763,898 USD $ 1,763,898 $ 42,866
06/16/2027 J.P. Morgan Securities, Inc. 1,200,000 EUR 1,392,506 1,404,718 USD 1,404,718 12,212
02/03/2027 J.P. Morgan Securities, Inc. 500,000 EUR 576,760 580,672 USD 580,672 3,912
06/16/2027 J.P. Morgan Securities, Inc. 822,940 USD 822,940 700,000 EUR 812,295 (10,645)
10/07/2026 Barclays Capital, Inc. 2,462,943 USD 2,462,943 2,100,000 EUR 2,409,444 (53,499)
02/03/2027 J.P. Morgan Securities, Inc. 2,831,539 USD 2,831,539 2,400,000 EUR 2,768,447 (63,092)
10/07/2026 Goldman Sachs 1,787,817 USD 1,787,817 1,500,000 EUR 1,721,032 (66,785)
06/16/2027 Goldman Sachs 11,473,732 USD 11,473,732 9,800,000 EUR 11,372,132 (101,600)
02/03/2027 Barclays Capital, Inc. 3,592,687 USD 3,592,687 3,000,000 EUR 3,460,558 (132,129)
02/03/2027 Goldman Sachs 5,870,136 USD 5,870,136 4,900,000 EUR 5,652,245 (217,891)
10/07/2026 J.P. Morgan Securities, Inc. 8,339,391 USD 8,339,391 7,000,000 EUR 8,031,481 (307,910)
$ (894,561)
EUR Euro
USD United States Dollar
A summary of the DoubleLine Shiller Enhanced International CAPE®'s investments in affiliated mutual funds for the period ended June 30, 2026 is as follows:
Fund
Value at
March 31, 2026
Gross
Purchases Gross Sales
Net Realized
Gain (Loss)
for the Period
Ended
June 30, 2026
Change in
Unrealized
for the Period
Ended
June 30, 2026
Value at
June 30, 2026
Shares Held at
June 30, 2026
Dividend Income
Earned for the
Period Ended
June 30, 2026
American Beacon DoubleLine
Floating Rate Fund - Class Y $ 639,113 $ – $ – $ – $ 2,164 $ 641,277 72,135 $ 10,625
a a